Stock-Based Compensation (Summary Of Stock Compensation Expense) (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share Based Compensation	$ 69,069	$ 127,653	$ 145,371	$ 288,653	$ 456,750	$ 1,228,335
General and administrative [Member]
Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share Based Compensation	66,351	119,719	138,771	236,398	393,483	883,855
Research and development [Member]
Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share Based Compensation	$ 2,718	$ 7,934	$ 6,600	$ 52,255	$ 63,267	$ 344,480